Operating Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Property	Dec. 31, 2013 USD ($)
Operating Leased Assets [Line Items]
Rental expenses | $	$ 3.5	$ 1.4
Ambulatory Surgery Centers (ASCs) [Member]
Operating Leased Assets [Line Items]
Properties under operating lease	5
Hospital [Member]
Operating Leased Assets [Line Items]
Properties under operating lease	1
Urgent Care Clinic [Member]
Operating Leased Assets [Line Items]
Properties under operating lease	1
Imaging Center [Member]
Operating Leased Assets [Line Items]
Properties under operating lease	1
Corporate Business Spaces [Member]
Operating Leased Assets [Line Items]
Properties under operating lease	2